COMMITMENTS AND CONTINGENCIES (Details 1) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2013
2014	2,533
2015	1,784
2016	1,371
2017	1,065
2018	1,061
Thereafter	7,076
Operating Leases, Future Minimum Payments Due	14,890